Share-based Payment - Additional Information (Detail)				12 Months Ended
	Sep. 04, 2019 shares	Aug. 31, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Jul. 21, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Valid term of share option plans				10 years
Share option plans vesting term				4 years
Weighted average remaining contract life for outstanding share options				1 year 8 months 15 days	2 years 8 months 23 days	3 years 8 months 15 days
Number of share options granted in share-based payment arrangement				0	0	0
Share Based Payment Arrangement Options Granted Percentage Variation				zero to 100
Allocated share based compensation expense | ¥				¥ (18,119,000)	¥ (36,204,000)	¥ 45,162,000
Share based payment transactions expenses with share option | ¥				¥ 0	¥ 0	¥ 27,000,000
Description of vesting requirements for share-based payment arrangement				four-year
Phase I Share Incentive Plan [Member] | Top of range [member] | Class A ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments number of shares granted			20,644,803
Phase II Share Incentive Plan [Member] | Top of range [member] | Class A ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments number of shares granted		20,644,803
Two Thousand Ninteen Performance Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement				0	32,000	39,500
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement					32,000	40,000
Allocated share based compensation expense | ¥				¥ 18,000,000	¥ 36,000,000	¥ 19,000,000
2014 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments number of shares granted	10,000,000,000
2014 Plan | Tun Kung Company Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock repurchase program, Number of shares repurchased							35,644,803,000
2015 Plan | Tun Kung Company Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock repurchase program, Number of shares repurchased							35,644,803,000
2019 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments number of shares granted	15,000,000,000
2019 Plan | Tun Kung Company Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock repurchase program, Number of shares repurchased							35,644,803,000